INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 17. INCOME TAXES

Income (loss) before income taxes by geographic location is as follows:

(in US$ thousands )	2016	2017	2018
Taiwan operations	$(1,119)	$893	$(3,146)
Non-Taiwan operations	(6,096)	(1,478)	(47)
	$(7,215)	$(585)	$(3,193)

The components of income tax benefit (expense) by taxing jurisdiction are as follows:

( in US$ thousands )	2016	2017	2018
Taiwan:
Current	$1,108	$—	$—
Deferred	—	—	—
	$1,108	$—	$—
Non-Taiwan:
Current	$—	$(1)	$—
Deferred	41	1,672	—
	$41	$1,671	$—
Total current income tax benefit (expense)	$1,108	$(1)	$—
Total deferred income tax benefit	$41	$1,672	$—
Total income tax benefit	$1,149	$1,671	$—

Our ultimate parent company is based in Singapore.

A reconciliation of our effective tax rate related to the statutory tax rate in Taiwan, where our major operations are based, is as follows:

	2016	2017	2018
Taiwan statutory rate, including taxes on income and retained earnings	23.85%	23.85%	24.00%
Foreign tax differential	(12.37)%	1.10%	3.43%
Reversal of deferred withholding tax liabilities	—	285.84%	—
Tax-exempt income	3.28%	—	—
Non-deductible items - bad debts	(3.08)%	—	(0.22)%
Other non-deductible expenses	(1.65)%	(44.79)%	(3.50)%
Changes in unrecognized tax benefits	1.10%	—	17.17%
Adjustment for prior year payable	0.04%	—	—
Change in deferred tax assets and valuation allowance	6.87%	13.43%	(42.02)%
Change in tax rate	—	—	0.15%
Other	(2.12)%	6.33%	0.99%
Effective rate	15.92%	285.76%	—

The significant components of our deferred tax assets consist of the following:

(in US$ thousands)	December 31
	2017	2018
Net operating loss carryforwards	$9,178	$11,136
Prepaid licensing and royalty fees	5	—
Investments	135	131
Intangible assets and goodwill	183	119
Share-based compensation	299	292
Other	128	87
	9,928	11,765
Less: valuation allowance	(9,928)	(11,765)
Deferred tax assets - net	$—	$—

In October 2017, a subsidiary of ours in the U.S. resolved to dissolve and liquidate, for which it filed a final tax return in February 2018. The gain resulted from such liquidation was treated as capital gain, which is exempt from U.S. withholding tax. As such, there was a reversal of the deferred income tax liabilities of $1,671 thousand as such deferred income tax liabilities were originally accrued for a potential withholding obligation upon possible distribution.

A reconciliation of the beginning and ending amounts of our valuation allowance on deferred tax assets for the years ended December 31, 2016, 2017 and 2018 are as follows:

(in US$ thousands)	2016	2017	2018
Balance at beginning of year	$11,025	$11,852	$9,928
Subsequent reversal and utilization of valuation allowance	(753)	(3,352)	—
Additions to valuation allowance	1,739	745	2,107
Divestitures	(312)	—	—
Exchange differences	153	683	(270)
Balance at end of year	$11,852	$9,928	$11,765

Under ROC Income Tax Act, the tax loss carryforward in the preceding ten years would be deducted from income tax for Taiwan operations. The statutory losses from Taiwan operations would be deducted from undistributed earnings when calculating the tax on the undistributed earnings and were not subject to expiration.

As of December 31, 2018, we had net operating loss carryforwards available to offset future taxable income, shown below by major jurisdictions:

Jurisdiction	Amount	Expiring year
Hong Kong	$15,721	indefinite
Taiwan	35,594	2020~2028
	$51,315

Pursuant to the amendment of the ROC Income Tax Act in February 2018, starting from 2018, the corporate income tax rate was adjusted from 17% to 20%. In addition, the tax rate applicable to the undistributed portion of earnings to be made in 2018 and thereafter was reduced from 10% to 5%.

Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding the effects of accrued interest) for the years 2016, 2017 and 2018 are as follows:

(in US$ thousands)	2016	2017	2018
Balance at beginning of year	$1,203	$1,024	$1,110
Increase related to prior year tax positions	1,025	—	—
Decrease related to prior year tax positions	—	—	—
Settlement of intercompany charge adjustments	—	—	(1,095)
Expiration of statute of limitations	(1,225)	—	—
Exchange differences	21	86	(15)
Balance at end of year	$1,024	$1,110	$—

As of December 31, 2016, 2017 and 2018, there were no unrecognized tax benefits that if recognized would affect the effective tax rate. As of December 31, 2016, 2017 and 2018, $1.0 million, $1.1 million and $0 of the total unrecognized tax benefit were presented as a reduction of a deferred tax asset that, if recognized, would be offset by a valuation allowance.

There were no interest and penalties related to income tax liabilities recognized for the years ended December 31, 2016, 2017 and 2018.

Our major tax paying components are all located in Taiwan. As of December 31, 2018, the income tax filings in Taiwan have been examined for the years through 2016.

In 2016, 2017 and 2018, our unrecognized tax benefits were related to intercompany charges in 2014 and 2015. The income tax authority has made decisions on the intercompany charges for our tax filings through 2014. We filed appeals against the unfavorable parts of the decision regarding these intercompany charge adjustments, and subsequently reached agreement and settlement in 2018 with the tax authority regarding the tax filings for those years. The settlement did not have significant impact to our financial statements.

The amount of unrecognized tax benefits may increase or decrease in the future for various reasons such as current year tax positions, expiration of statutes of limitations, litigation, legislative activity, or other changes in facts regarding realizability. Taiwanese entities are customarily examined by the tax authorities and it is reasonably possible that a future examination may result in positive or negative adjustment to our unrecognized tax benefit within the next 12 months.